CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	28,210,000	28,210,000
Common stock, shares outstanding	28,210,000	28,210,000